Fair value of financial instruments - Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	$ 66,020	$ 71,086
Investment securities	439,918	409,730
Assets purchased under reverse repurchase agreements and securities borrowed	350,803	340,191
Deposits
Personal	522,139	441,946
Business and government	839,670	745,075
Bank	47,722	44,666
Deposits	1,409,531	1,231,687
Obligations related to assets sold under repurchase agreements and securities loaned	305,321	335,238
Subordinated debentures	13,546	11,386
Level 3 [member]
Loans
Fair value	5,404	5,189
Deposits
Financial liabilities	1,699	1,938
Fair value of financial instruments not measured at fair value [member] | Fair Value Always Approximates Carrying Value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	12,024	10,230
Assets purchased under reverse repurchase agreements and securities borrowed	54,331	39,528
Loans
Retail	79,960	70,606
Wholesale	16,022	8,231
Financial assets, excluding other financial assets	95,982	78,837
Other assets	49,414	67,313
Fair value	211,751	195,908
Deposits
Personal	273,228	252,779
Business and government	443,077	385,727
Bank	23,942	16,902
Deposits	740,247	655,408
Obligations related to assets sold under repurchase agreements and securities loaned	34,658	36,559
Other liabilities	51,561	77,021
Financial liabilities	826,466	768,988
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	96,336	83,667
Assets purchased under reverse repurchase agreements and securities borrowed	12,161	14,794
Loans
Retail	539,360	471,874
Wholesale	329,539	260,612
Financial assets, excluding other financial assets	868,899	732,486
Other assets	679	1,137
Fair value	978,075	832,084
Deposits
Personal	216,942	160,107
Business and government	241,671	219,533
Bank	13,241	16,258
Deposits	471,854	395,898
Other liabilities	18,289	15,420
Subordinated debentures	13,602	11,213
Financial liabilities	503,745	422,531
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	68	34
Loans
Fair value	68	34
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	96,268	83,633
Assets purchased under reverse repurchase agreements and securities borrowed	12,161	14,794
Loans
Retail	533,708	466,962
Wholesale	321,684	254,342
Financial assets, excluding other financial assets	855,392	721,304
Other assets	412	914
Fair value	964,233	820,645
Deposits
Personal	216,675	159,669
Business and government	241,204	218,761
Bank	13,241	16,251
Deposits	471,120	394,681
Other liabilities	1,983	1,856
Subordinated debentures	13,602	11,213
Financial liabilities	486,705	407,750
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 3 [member]
Loans
Retail	5,652	4,912
Wholesale	7,855	6,270
Financial assets, excluding other financial assets	13,507	11,182
Other assets	267	223
Fair value	13,774	11,405
Deposits
Personal	267	438
Business and government	467	772
Bank		7
Deposits	734	1,217
Other liabilities	16,306	13,564
Financial liabilities	17,040	14,781
Fair value of financial instruments not measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	12,024	10,230
Investment securities	96,336	83,667
Assets purchased under reverse repurchase agreements and securities borrowed	66,492	54,322
Loans
Retail	619,320	542,480
Wholesale	345,561	268,843
Financial assets, excluding other financial assets	964,881	811,323
Other assets	50,093	68,450
Fair value	1,189,826	1,027,992
Deposits
Personal	490,170	412,886
Business and government	684,748	605,260
Bank	37,183	33,160
Deposits	1,212,101	1,051,306
Obligations related to assets sold under repurchase agreements and securities loaned	34,658	36,559
Other liabilities	69,850	92,441
Subordinated debentures	13,602	11,213
Financial liabilities	$ 1,330,211	$ 1,191,519